Fair Value Measurements and Financial Instruments - Notional Amounts of Outstanding Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 19,813	$ 20,173
Cross currency swaps
Derivative [Line Items]
Notional Amount	16,638	16,638
Forward starting interest rate swaps
Derivative [Line Items]
Notional Amount	4,000	0
Interest rate caps
Derivative [Line Items]
Notional Amount	2,218	2,840
Foreign exchange forwards
Derivative [Line Items]
Notional Amount	$ 600	$ 0